Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 26,895,613	$ 27,905,023
Operating Expenses
Infrastructure and access	10,294,523	10,073,835
Depreciation and amortization	10,875,935	9,643,583
Network operations	5,185,105	5,192,117
Customer support	1,858,314	2,500,553
Sales and marketing	3,936,915	6,034,383
General and administrative	7,777,657	7,050,526
Loss on extinguishment of debt	500,000
Total Operating Expenses	40,428,449	40,494,997
Operating Loss	(13,532,836)	(12,589,974)
Other Income/(Expense)
Interest expense, net	(6,605,222)	(6,652,786)
Loss before income taxes	(20,138,058)	(19,242,760)
(Provision) benefit for income taxes	(56,663)	37,562
Loss from continuing operations	(20,194,721)	(19,205,198)
Loss from discontinued operations	(1,419,517)	(21,277,604)
Gain on sale of assets	1,177,742
Total loss from discontinued operations	(241,775)	(21,277,604)
Net Loss	(20,436,496)	(40,482,802)
Deemed dividend to Series D preferred stockholders	(1,721,745)
Net loss attributable to common stockholders	$ (22,158,241)	$ (40,482,802)
(Loss) gain per share – basic and diluted
Continuing (in dollars per share)	$ (3.65)	$ (5.65)
Discontinued
Operating loss (in dollars per share)	(0.24)	(6.26)
Gain on sale of assets (in dollars per share)	0.20
Total discontinued (in dollars per share)	(0.04)	(6.26)
Net loss per common share – Basic and diluted (in dollars per share)	$ (3.69)	$ (11.91)
Weighted average common shares outstanding – Basic and diluted (in shares)	5,997,650	3,396,583